SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Identified intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Indefinite-lived intangible assets
Intangible assets that were reclassified as a component of assets held for sale	$ 98	$ 390
Tradenames
Indefinite-lived intangible assets
Impairment charge of intangible assets		$ 117
Doctor Agreements
Finite-lived intangible assets
Estimated useful life	1 year	10 years
Doctor Agreements | Intangible Assets, Amortization Period
Indefinite-lived intangible assets
Amortization expense	$ 3,100
Noncompete Agreements
Finite-lived intangible assets
Estimated useful life	2 years